Expense Example - BOND FUND OF AMERICA	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 435
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,119
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	414
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,143
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,431
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,209
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,048
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,051
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	992
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	894
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	79
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	317
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	380
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,612
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,612
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,107
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	737
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	380
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	79
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	317
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,282
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	$ 504